Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2020 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.4%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$1,011	12 Month USD LIBOR + 1.815% ........	3.104%	06/01/43	$1,062,231
114	12 Month USD LIBOR + 1.74% ........	3.649	11/01/36	119,507
298	12 Month USD LIBOR + 1.905% ........	3.962	10/01/36	315,078
123	Federal National Mortgage Association, Conventional Pool: 12 Month USD LIBOR + 1.57%	2.445	05/01/44	126,900
	Total Agency Adjustable Rate Mortgages (Cost $1,624,342)			1,623,716
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
1,172	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,172,090)	2.637	09/15/26	1,246,281
	Agency Bonds - Sovereign (U.S. Government Guaranteed) (4.6%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	16,367,358
2,516	Petroleos Mexicanos (Mexico)	2.46	12/15/25	2,637,258
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $18,093,158)			19,004,616
	Agency Fixed Rate Mortgages (33.5%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
424		3.00	12/01/49	438,654
975		4.00	04/01/49	1,039,743
657		4.50	11/01/48	710,930
	Gold Pools:
4,251		3.00	03/01/47–06/01/49	4,468,594
7,601		3.50	08/01/42–04/01/49	8,290,483
3,389		4.00	12/01/41–10/01/45	3,709,975
624		5.00	01/01/40	719,091
793		5.50	11/01/39	913,378
148		6.50	03/01/29–09/01/32	167,986
193		7.50	05/01/35	229,971
124		8.00	08/01/32	148,490
130		8.50	08/01/31	157,751
	Federal National Mortgage Association,
	Conventional Pools:
813		2.50	02/01/50	852,097
10,421		3.00	06/01/40–11/01/49	10,941,758
16,718		3.50	12/01/42–07/01/49	18,045,199
19,093		4.00	11/01/41–09/01/48	20,983,673
7,595		4.50	01/01/25–09/01/48	8,502,966
2,307		5.00	05/01/35–02/01/41	2,651,716
670		5.13	03/01/38	762,446
1,985		5.50	03/01/35–10/01/35	2,333,843
28		6.50	06/01/29–02/01/33	31,004
1		7.00	05/01/31	986
307		7.50	08/01/37	381,218
251		8.00	04/01/33	309,563
248		8.50	10/01/32	308,258
	October TBA:
4,000	(a)	2.00	10/01/50	4,135,938
18,175	(a)	2.50	10/01/50	19,066,001
6,670	(a)	3.00	10/01/35–10/01/50	6,996,583
2,000	(a)	3.50	10/01/50	2,108,828

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

	Government National Mortgage Association,
	Various Pools:
5,604		3.50		08/20/45–07/20/49	5,997,506
6,956		4.00		11/20/42–05/20/49	7,457,916
354		4.50		04/20/49	378,079
737		5.00		01/20/40–02/20/49	821,416
57		5.125		11/20/37	61,936
493		5.25		04/20/36–09/20/39	556,238
863		5.375		02/20/36–08/20/40	965,637
1,106		6.00		02/15/28–09/20/34	1,259,437
69		7.00		03/20/26–07/20/29	79,817
305		8.00		11/15/21–08/15/31	311,177
325		8.50		07/15/30	357,478
14		9.00		12/15/20–02/15/25	16,065
1		9.50		10/15/20–12/15/20	572
	Total Agency Fixed Rate Mortgages (Cost $133,308,220)				137,670,397
	Asset-Backed Securities (2.5%)
1,181	Ajax Mortgage Loan Trust (b)	1.698		05/25/59	1,184,373
1,500	AMSR 2019-SFR1 Trust (b)	2.774		01/19/39	1,593,161
1,378	Invitation Homes Trust, 1 Month USD LIBOR + 1.00% (b)	1.151	(c)	07/17/37	1,383,579
897	Navient Private Education Refi Loan Trust (b)	1.22		07/15/69	900,896
250	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	1.045	(c)	07/25/25	250,042
	United States Small Business Administration
1,383		2.42		06/01/32	1,439,734
3,243		2.67		04/01/32	3,421,449
	Total Asset-Backed Securities (Cost $9,765,275)				10,173,234
	Collateralized Mortgage Obligations - Agency Collateral Series (8.1%)
	Federal Home Loan Mortgage Corporation
5,600		2.373		05/25/22	5,752,767
4,700		2.682		10/25/22	4,885,720
3,850		3.208		02/25/26	4,306,228
4,000		3.32		02/25/23	4,247,230
3,429		3.527	(c)	10/25/23	3,725,575
3,200		3.69		01/25/29	3,838,989
2,760		3.90	(c)	08/25/28	3,342,962
	IO
32,697		0.456	(c)	11/25/27	729,642
20,245		0.565	(c)	08/25/27	552,600
	IO REMIC
3,167	6.00% - 1 Month USD LIBOR	5.848	(d)	11/15/43	544,883
929	6.05% - 1 Month USD LIBOR	5.898	(d)	04/15/39	16,013
	Federal National Mortgage Association
591		3.763		06/25/21	597,438
	IO REMIC
4,014		3.50		02/25/39	88,509
4,048	6.55% - 1 Month USD LIBOR	6.402	(d)	08/25/41	472,391
460	Government National Mortgage Association, IO	5.00		02/16/41	83,507
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $29,857,614)				33,184,454
	Commercial Mortgage-Backed Securities (3.8%)
1,211	Bancorp Commercial Mortgage Trust, 1 Month USD LIBOR + 1.05% (b)	1.202	(c)	09/15/36	1,197,935
6,980	BANK 2019-BNK21, IO	0.997	(c)	10/17/52	452,673
9,965	Barclays Commercial Mortgage Trust, IO	1.505	(c)	05/15/52	932,543
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	1.222	(c)	12/15/37	602,594
	Citigroup Commercial Mortgage Trust,
	IO
5,440		0.975	(c)	11/10/48	156,285

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

13,983		1.04	(c)	09/10/58	511,091
8,306		1.181	(c)	11/10/46	224,067
6,974	COMM Mortgage Trust, IO	1.292	(c)	08/10/46	187,054
23,249	Commercial Mortgage Pass-Through Certificates, IO	0.729	(c)	02/10/47	393,730
	GS Mortgage Securities Trust,
	IO
9,081		1.202	(c)	11/10/46	244,568
16,235		1.219	(c)	04/10/47	388,064
14,777		1.401	(c)	10/10/48	723,896
1,300	Hawaii Hotel Trust, 1 Month USD LIBOR + 1.15% (b)	1.302	(c)	05/15/38	1,263,459
8,541	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.819	(c)	12/15/49	238,783
	JPMBB Commercial Mortgage Securities Trust,
	IO
23,052		0.916	(c)	01/15/47	478,216
4,947		1.23	(c)	11/15/45	134,936
1,400	Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	1.352	(c)	12/15/35	1,403,284
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,492,526
1,305	VMC Finance LLC, 1 Month USD LIBOR + 1.10% (b)	1.251	(c)	09/15/36	1,278,662
	Wells Fargo Commercial Mortgage Trust
800	1 Month USD LIBOR + 1.01% (b)	1.162	(c)	02/15/37	767,595
800	1 Month USD LIBOR + 1.14% (b)	1.292	(c)	01/15/35	777,899
	WFRBS Commercial Mortgage Trust,
	IO
11,918		0.565	(c)	08/15/46	114,349
11,635		1.00	(c)	03/15/46	188,961
13,664		1.242	(c)	12/15/46	379,617
1,100	Worldwide Plaza Trust (b)	3.526		11/10/36	1,212,740
	Total Commercial Mortgage-Backed Securities (Cost $15,072,817)				15,745,527
	Corporate Bond (0.1%)
	Consumer, Non-Cyclical
280	University of Chicago (The), Series C (Cost $280,000)	2.547		04/01/50	280,682
	Mortgages - Other (10.0%)
1,484	BRAVO Residential Funding Trust (b)	3.50	(c)	10/25/44	1,574,803
1,449	Bunker Hill Loan Depositary Trust (b)	1.724	(c)	02/25/55	1,466,436
1,090	Cascade Funding Mortgage Trust (b)	4.00	(c)	10/25/68	1,135,236
934	CIM Trust (b)	3.00	(c)	04/25/57	956,935
1,000	COLT 2020-1R Mortgage Loan Trust (b)	1.255	(c)	09/25/65	1,002,500
	Federal Home Loan Mortgage Corporation
135	1 Month USD LIBOR + 1.20%	1.348	(c)	10/25/29	135,585
4,380		3.00		09/25/45–05/25/47	4,469,431
3,174		3.50		05/25/45–05/25/47	3,292,002
157		4.00		05/25/45	164,475
	Galton Funding Mortgage Trust
962	(b)	3.50	(c)	06/25/59	986,450
970	(b)	4.00	(c)	11/25/57–02/25/59	1,006,616
1,256	GCAT Trust (b)	1.555		04/25/65	1,259,211
	New Residential Mortgage Loan Trust
1,897	(b)	3.75	(c)	11/26/35–08/25/55	2,059,965
3,039	(b)	4.00	(c)	02/25/57–09/25/57	3,320,746
470	OBX 2020-EXP1 Trust (b)	3.50	(c)	02/25/60	485,853
1,283	Oceanview Mortgage Loan Trust (b)	1.733		05/28/50	1,285,866
	Seasoned Credit Risk Transfer Trust
11,117		3.00		07/25/56–02/25/59	12,122,275
1,237		4.00		08/25/58–02/25/59	1,373,674

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

2,636		4.50	06/25/57	2,956,721
	Total Mortgages - Other (Cost $38,688,219)			41,054,780
	Municipal Bonds (13.1%)
3,615	Bay Area Toll Authority	6.263	04/01/49	6,178,812
3,875	City of New York, NY, Series G-1	5.968	03/01/36	5,609,586
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	4,466,520
5,980	Los Angeles Unified School District	5.75	07/01/34	8,356,631
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,844,994
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	8,277,335
3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue Series A	5.267	05/01/27	4,453,331
3,000	New York State Dormitory Authority	5.628	03/15/39	4,048,512
1,725	North Carolina State University at Raleigh, Series B	2.62	10/01/39	1,817,219
1,400	Onondaga Civic Development Corp., NY	3.068	12/01/55	1,449,252
700	Pennsylvania State University (The), PA, Series D	2.84	09/01/50	720,713
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,745,783
1,580	State of Washington	5.481	08/01/39	2,301,795
725	University of Virginia, VA	2.256	09/01/50	710,681
	Total Municipal Bonds (Cost $40,206,103)			53,981,164
	U.S. Agency Securities (8.1%)
2,175	Federal Home Loan Bank	3.25	11/16/28	2,614,493
6,960	Private Export Funding Corp.	4.30	12/15/21	7,301,338
	Tennessee Valley Authority
6,935		5.25	09/15/39	10,711,422
8,085		7.125	05/01/30	12,576,278
	Total U.S. Agency Securities (Cost $26,474,836)			33,203,531
	U.S. Treasury Securities (12.6%)
	U.S. Treasury Bonds
3,150		2.25	08/15/46	3,729,551
4,625		2.875	08/15/45	6,090,728
5,850		3.00	11/15/45	7,877,619
32,825	U.S. Treasury Note	1.25	08/31/24	34,163,644
	Total U.S. Treasury Securities (Cost $51,642,469)			51,861,542

	Short-Term Investments (10.3%)
	U.S. Treasury Securities (7.9%)
	U.S. Treasury Bills
6,000	(e)	0.147	02/25/21	5,997,764
2,370	(e)(f)	0.159	01/28/21	2,369,285
16,000	(e)	0.168	02/25/21	15,994,039
8,250	(e)	0.101	03/04/21	8,246,824
	Total U.S. Treasury Securities (Cost $32,600,880)			32,607,912
NUMBER OF SHARES (000)
	Investment Company (2.4%)
9,672	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $9,672,182)			9,672,182
	Total Short-Term Investments (Cost $42,273,062)			42,280,094

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

Total Investments (Cost $408,458,205) (h)(i)(j)	107.4%	441,310,018
Liabilities in Excess of Other Assets	(7.4)	(30,333,877)
Net Assets	100.0%	$410,976,141

AID	Agency for International Development.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2020.
(e)	Rate shown is the yield to maturity at September 30, 2020.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by $10,669 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with purchase of securities on a forward commitment basis and open futures contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(j)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $33,313,041 and the aggregate gross unrealized depreciation is $461,082, resulting in net unrealized appreciation of $32,851,959.

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	194	Dec-20	$19,400	$24,450,062	$40,150
U.S. Treasury Ultra Bond	4	Dec-20	400	887,250	1,931
U.S. Treasury Long Bond	3	Dec-20	300	528,844	1,179
Short:
U.S. Treasury 2 yr. Note	47	Dec-20	(9,400)	(10,385,164)	(4,199)
U.S. Treasury 10 yr. Ultra Long Bond	108	Dec-20	(10,800)	(17,271,562)	(38,915)
					$146

Currency Abbreviation:

USD — United States Dollar

PORTFOLIO COMPOSITION* as of 09/30/20	Percentage of Total Investments
Agency Fixed Rate Mortgages	31.2%
Municipal Bonds	12.2
U.S. Treasury Securities	11.7
Short-Term Investments	9.6
Mortgages - Other	9.3
U.S. Agency Securities	7.5
Collateralized Mortgage Obligations - Agency Collateral Series	7.5
Agency Bonds - Sovereign (U.S. Government Guaranteed)	4.3
Commercial Mortgage-Backed Securities	3.6
Asset-Backed Securities	2.3
Agency Adjustable Rate Mortgages	0.4
Agency Bond - Finance (U.S. Government Guaranteed)	0.3
Corporate Bond	0.1
100.0%

* Does not include open long/short futures contracts with a value of $53,522,882 and net unrealized appreciation of $146.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ▪ September 30, 2020 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,623,716	$—	$1,623,716
Agency Bond - Finance (U.S. Government Guaranteed)	—	1,246,281	—	1,246,281
Agency Bonds - Sovereign (U.S. Government Guaranteed)	—	19,004,616	—	19,004,616
Agency Fixed Rate Mortgages	—	137,670,397	—	137,670,397
Asset-Backed Securities	—	10,173,234	—	10,173,234
Collateralized Mortgage Obligations - Agency Collateral Series	—	33,184,454	—	33,184,454
Commercial Mortgage-Backed Securities	—	15,745,527	—	15,745,527
Corporate Bond	—	280,682	—	280,682
Mortgages - Other	—	41,054,780	—	41,054,780
Municipal Bonds	—	53,981,164	—	53,981,164
U.S. Agency Securities	—	33,203,531	—	33,203,531
U.S. Treasury Securities	—	51,861,542	—	51,861,542
Total Fixed Income Securities	—	399,029,924	—	399,029,924
Short-Term Investments
U.S. Treasury Securities	—	32,607,912	—	32,607,912
Investment Company	9,672,182	—	—	9,672,182
Total Short-Term Investments	9,672,182	32,607,912	—	42,280,094
Futures Contracts	43,260	—	—	43,260
Total Assets	9,715,442	431,637,836	—	441,353,278
Liabilities:
Futures Contracts	(43,114)	—	—	(43,114)
Total	$9,672,328	$431,637,836	$—	$441,310,164

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.